Income Taxes (Tables)	4 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of income tax provision (benefit)

The income tax provision (benefit) consists of the following:

December 31, 2020
Current
Federal	$(2,407)
State	—
Deferred
Federal	(144,482)
State	—
Change in valuation allowance	146,888
Income tax provision	$—

Schedule of deferred tax assets or liabilities

The Company’s net deferred tax assets are as follows:

December 31,
Deferred tax assets:	2020
Start-up/Organization costs	$144,482
Net operating loss carryforwards	2,407
Total deferred tax assets	146,888
Valuation allowance	(146,888)
Deferred tax asset, net of allowance	$—

Schedule of federal income tax rate to the Company?s effective tax rate

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the period from August 17, 2020 (inception) through December 31, 2020:

Statutory Federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(19.0)%
Transaction costs – derivative warrant liabilities	(1.1)%
Change in Valuation Allowance	(0.8)%
Income Taxes Benefit	0.0%